Average Annual Total Returns (Vanguard 500 Index Fund Participant)	Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Vanguard 500 Index Fund Vanguard 500 Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.51%	13.69%
Five Years	15.28%	15.45%
Ten Years	7.55%	7.67%